MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Small Cap Fund

(the “Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2018, as supplemented

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on December 10-12, 2018, the Board of Trustees (“Board”) of MainStay Funds Trust (“Trust”) considered and approved, among other related proposals: (i) terminating Epoch Investment Partners, Inc. (“Epoch”) as the Fund’s subadvisor; (ii) appointing MacKay Shields LLC (“MacKay”) as the Fund’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund’s name and modifying the Fund’s investment objective, principal investment strategies, investment process, non-fundamental “names rule” investment policy and principal risks; (iv) reducing the management fee; (v) changing the Fund’s primary benchmark; and (vi) filing proxy materials. These changes are expected to become effective on or about April 1, 2019, if shareholders of the Fund approve item (ii) above (the “Proposal”) prior to that date.

As a result, effective on or about April 1, 2019, the following changes will be made to the Summary Prospectus and Prospectus if shareholders approve the Proposal prior to that date:

1.	Name Change. The name of the Fund is changed to MainStay MacKay Small Cap Core Fund.

2.	Investment Objective. The investment objective of the Fund is revised to read as follows:

The Fund seeks long term growth of capital.

3.	Reduction of Management Fee. The Fund’s management fee is revised to read as follows: 0.80% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.

4.	Principal Investment Strategies. The principal investment strategies section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell 2000® Index, and invests primarily in common stocks of U.S. companies. As of February 28, 2018, companies in the Russell 2000® Index had market capitalizations ranging from $3.5 million to $13.8 billion.

Investment Process: MacKay Shields LLC, the Fund 's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum and market sentiment. The Subadvisor also conducts a qualitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis or model for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions. Using an objective, disciplined and broadly-applied process, the Subadvisor selects securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to control the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued by a large number of companies.

The Subadvisor may sell a security if, among other reasons, it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

5.	Principal Risks. The section of the Summary Prospectus and Prospectus entitled “Principal Risks” is revised by deleting the following risks:

i. Convertible Securities Risk

ii. Exchange-Traded Fund Risk

6.	Management. The section of the Summary Prospectus and Prospectus entitled “Management” is deleted in its entirety and replaced with the following:

New York Life Investment Management LLC serves as the Fund’s Manager. MacKay Shields LLC serves as the Fund’s Subadvisor.

Subadvisor	Portfolio Managers
MacKay Shields LLC	Migene Kim, Portfolio Manager	Since April 2019
	Mona Patni, Portfolio Manager	Since April 2019

7.	Who Manages Your Money? In the section of the Prospectus entitled “Who Manages Your Money?”, the reference to the Fund under “Epoch Investment Partners, Inc.” is deleted and the description of MacKay is deleted in its entirety and replaced with the following:

MacKay Shields LLC (“MacKay”) is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay managed approximately $111.8 billion in assets worldwide as of October 31, 2018. MacKay was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned, fully autonomous subsidiary of New York Life and is the Subadvisor to the MainStay MacKay Common Stock Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay International Equity Fund, MainStay MacKay International Opportunities Fund, MainStay MacKay S&P 500 Index Fund, MainStay MacKay U.S. Equity Opportunities Fund and MainStay MacKay Small Cap Core Fund.

8.	Portfolio Manager Biographies. The section of the Prospectus entitled “Portfolio Manager Biographies” is amended to include the updated biographies for Migene Kim and Mona Patni and to delete the biography for Michael Caputo and remove references to Justin Howell as a portfolio manager of the Fund.

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Migene Kim, CFA	Ms. Kim is a Managing Director at MacKay Shields LLC and has been with the firm or its predecessors since 2005. Ms. Kim has been a part of the portfolio management team for the MainStay MacKay Common Stock Fund since 2007, the MainStay MacKay U.S. Equity Opportunities Fund since 2014, the MainStay MacKay Growth Fund since 2016 and the MainStay MacKay Small Cap Core Fund since April 2019. Ms. Kim earned her MBA in Financial Engineering from the MIT Sloan School of Management and is a summa cum laude graduate in Mathematics from the University of Pennsylvania where she was elected to Phi Beta Kappa. She has been in the investment management industry since 1993. Ms. Kim is also a CFA® charterholder.
Mona Patni	Ms. Patni has been the portfolio manager of the MainStay MacKay U.S. Equity Opportunities Fund since 2007, the MainStay MacKay Common Stock Fund since 2014 and the MainStay MacKay Small Cap Core Fund since April 2019. She is a Director and Portfolio Manager for MacKay Shields LLC and has been with the firm or its predecessors since 2001. Ms. Patni earned her MBA from NYU Stern School of Business. She also earned her undergraduate degree in Computer Science Engineering from the University of Bombay. She has been in the investment management industry since 2001.

Portfolio Transition and Related Expenses. In order to implement the new principal investment strategies and investment process described above, the Fund is expected to experience a high level of portfolio turnover. This Fund transition period may take a significant amount of time and result in the Fund holding large amounts of uninvested cash. As a result, there may be times when the Fund is not pursuing its investment objective or is not being managed consistent with its investment strategies as stated in the Prospectus. This may impact the Fund’s performance.

As further described in the proxy statement that will be provided to shareholders (discussed below), the Fund will bear the direct transaction costs associated with the Fund’s transition. New York Life Investment Management LLC will seek to limit the direct and indirect transaction costs associated with the portfolio transition.

Shareholder Proxy

At a meeting held on December 10-12, 2018, the Board of the Trust considered and approved submitting the following Proposal to shareholders of the Fund at a special meeting to be held on or about March 29, 2019 (with any postponements or adjournments, “Special Meeting”):

To approve a new subadvisory agreement between New York Life Investment Management LLC and MacKay Shields LLC with respect to the Fund.

On or about January 21, 2019, shareholders of record of the Fund as of the close of business on December 31, 2018 will be sent a proxy statement containing further information regarding the Proposal. The proxy statement will also include information about the Special Meeting, at which shareholders of the Fund will be asked to consider and approve the Proposal. In addition, the proxy statement will include information about voting on the Proposal and any other business that properly comes before the Special Meeting and options shareholders will have to either attend the Special Meeting in person or to their shares.

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New York Life Investment Management LLC will bear the direct expenses relating to the Special Meeting. This Supplement is not a solicitation of any proxy.

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MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Small Cap Fund

(the “Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the
Statement of Additional Information (“SAI”) dated February 28, 2018, as supplemented

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

At a meeting held on December 10-12, 2018, the Board of Trustees of MainStay Funds Trust considered and approved certain changes to the Fund that are described in the supplement to the Fund’s Summary Prospectus and Prospectus dated December 14, 2018 and, in certain cases, subject to shareholder approval. This Supplement describes related changes to the SAI.

As a result, effective on or about April 1, 2019, the following changes will be made to the SAI if shareholders approve the Proposal (as described in the supplement to the Fund’s summary Prospectus and Prospectus dated December 14, 2018) prior to that date:

1.	The name of the Fund is changed to MainStay MacKay Small Cap Core Fund.

2.	References to Epoch Investment Partners, Inc. as Subadvisor to the Fund are replaced by MacKay Shields LLC, as appropriate.

3.	The Fund’s non-fundamental policy related to its name is changed to:

To invest, under normal circumstances, at least 80% of its assets in securities of small-capitalization companies, as defined from time to time in the current prospectus of the Funds.

4.	The subadvisory fee for the Fund is reduced as follows:

Current	New
0.425% on assets up to $1 billion; and 0.40% on assets over $1 billion	0.40% on assets up to $1 billion; 0.3875% on assets from $1 billion up to $2 billion; and 0.375% on assets over $2 billion

5.	The section entitled “Portfolio Managers” is revised as follows:

(a)	the table beginning on page 91 is amended to delete Michael Caputo and Justin Howell as portfolio managers of the Fund and to revise the information for Ms. Kim and Ms. Patni as follows:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Migene Kim[1]	MainStay Balanced Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Growth Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund	5 RICs $2,777,055,650	1 RIC $59,324,658	16 RICs $1,642,947,923	0	0	0
Mona Patni[1]	MainStay MacKay Common Stock Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund	3 RICs $2,049,797,584	1 RIC $59,324,658	16 RICs $1,642,947,923	0	0	0
1.	Information is as of October 31, 2018.

(b)	the table beginning on page 96 is amended to delete Michael Caputo and Justin Howell as portfolio managers of the Fund to revise the information for Ms. Kim and Ms. Patni as follows:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Migene Kim[1]	MainStay MacKay International Opportunities Fund MainStay MacKay U.S. Equity Opportunities Fund MainStay MacKay Small Cap Core Fund	$10,001 - $50,000 $50,001 - $100,000 $10,001-$50,000	$100,001 - $500,000	$100,001 - $500,000
Mona Patni[1]	MainStay MacKay U.S. Equity Opportunities Fund MainStay VP MacKay Common Stock Portfolio MainStay VP MacKay Mid Cap Core Portfolio MainStay VP MacKay Small Cap Core Portfolio	$50,001- $100,000 $10,001- $50,000 $10,001- $50,000 $50,001- $100,000	$0	$100,001 - $500,000
1.	Information is as of October 31, 2018.

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MAINSTAY FUNDS TRUST

MAINSTAY EPOCH GLOBAL CHOICE FUND

(the “Fund”)

Supplement dated December 14, 2018 to the Summary Prospectus,

Prospectus, and Statement of Additional Information dated February 28, 2018, as supplemented

At a meeting held on December 10-12, 2018, the Board of Trustees approved an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the Fund by MainStay Epoch Capital Growth Fund (the “Acquiring Fund”), each a series of MainStay Funds Trust, in exchange for shares of the Acquiring Fund, followed by the distribution of shares of the same class of the Acquiring Fund to the shareholders of the Fund and the complete liquidation of the Fund (the “Reorganization”).

The Reorganization does not require shareholder approval and you will not be asked to vote on the Reorganization. In February 2019, shareholders who own shares of the Fund as of the record date will receive an Information Statement/Prospectus containing further information regarding the Acquiring Fund and the Reorganization, which is scheduled to take place on or about February 28, 2019.

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MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund
(the “Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the Summary Prospectus
and Prospectus, each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Important Notice Regarding Changes to the Fund’s Investment Objective

At meetings held on December 10-12, 2018, the Fund’s Board of Trustees approved changes to the Fund’s investment objective. Effective February 28, 2019, the Fund’s investment objective will be as follows:

The Fund seeks current income exempt from regular federal income tax.

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MAINSTAY FUNDS TRUST

MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and
MainStay Retirement 2060 Fund

(each a “Retirement Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus or Statement of Additional Information:

At meetings held on December 10-12, 2018, the Board of Trustees approved Agreements and Plans of Reorganization providing for the acquisition of the assets and liabilities of each Retirement Fund by its respective “Acquiring Fund,” as set out in the below chart, each a series of MainStay Funds Trust, in exchange for shares of the Acquiring Fund, followed by the distribution of shares of the same class of the Acquiring Fund to the shareholders of each respective Retirement Fund and the complete liquidation of each Retirement Fund (the “Reorganizations”).

Retirement Fund	Acquiring Fund
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund
MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund

The Reorganizations do not require shareholder approval and you are not being asked to vote on the Reorganizations. On or about May 1, 2019, shareholders who own shares of a Retirement Fund as of the record date will receive an Information Statement/Prospectus containing further information regarding the Reorganizations, which are scheduled to take place on or about June 14, 2019.

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MAINSTAY GROUP OF FUNDS

Supplement dated December 14, 2018 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, MainStay Asset Allocation Funds and MainStay Target Date Funds Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 28, 2018, as supplemented

MainStay Cushing Funds Summary Prospectuses, Prospectus and Statement of Additional Information, each dated March 31, 2018, as supplemented

and

MainStay MacKay Short Term Municipal Fund Summary Prospectus, Prospectus and Statement of Additional Information, each dated August 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus or Statement of Additional Information:

At meetings held on December 10-12, 2018, the Board of Trustees of the MainStay Group of Funds approved the following, effective February 28, 2019:

Class I Investment Minimum

The investment minimum for initial purchases by Individual Investors in Class I shares of each Fund will be reduced from $5 million to $1 million.

Automatic Conversion Feature for Class C Shares

Class C shares of each Fund will automatically convert into Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, of the same Fund at the end of the calendar quarter ten years after the date of purchase of such Class C shares, subject to the conditions and circumstances set forth in the Prospectus and Statement of Additional Information. Share class conversions are based on the relevant net asset values of the two classes at the time of the conversion, and no sales load or other charge or fee is imposed on such conversions. If you acquire Class C shares through the reinvestment of distributions, your Class C shares will convert into Class A shares or Investor Class shares based on the date of the initial purchase of the Class C shares on which the distribution was paid. After conversion, affected Class C shareholders will own Class A or Investor Class shares, which are subject to a lower distribution and/or service (12b-1) fees than Class C shares. Please see the Prospectus for additional information about the fees, expenses, features and rights of Class A and Investor Class shares of each Fund.

Exchanging Class C shares into the MainStay Money Market Fund may impact your eligibility for this automatic conversion feature because conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another Fund before the expiration of the CDSC period for the Class C shares of such other Fund.

The automatic conversion of a Fund’s Class C shares into Class A shares or Investor Class shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. However, shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also, effective February 28, 2019, new accounts or plans may not be eligible to purchase Class C shares of a Fund if it is determined that the financial intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares or Investor Class shares. Accounts or plans (and their successor, related and affiliated plans) that make Class C shares of a Fund available to participants on or before February 28, 2019, may continue to open accounts for new shareholders in such share class and purchase additional shares in existing shareholder accounts. The Funds are not responsible for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a shorter conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares or Investor Class shares of the same Fund. In these cases, Class C shareholders may convert to Class A shares or Investor Class shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares or Investor Class shares of the same Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares or Investor Class shares.

Although the Funds expect that an exchange between share classes of the same Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a Fund.

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